UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.   20549
FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [x]; Amendment Number:  1

This Amendment (Check only one):   	[ ] is a restatement.
                         		[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
		Name:     	Prescott Group Capital Management, L.L.C.
		Address:  	1924 South Utica, Suite #1120
				Tulsa, OK 74104
		13F File Number: 28-10017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Jeff Watkins
Title:              President
Phone:         	    918-747-3412
Signature:          Jeff Watkins
Place:              Tulsa, Oklahoma
Date of Signing:    5/12/08

Report Type (Check only one): 	[X] 13F Holdings Report
                         	[ ] 13F Notice
                         	[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:    NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	1
Form 13F Information Table Value Total:      	$2,762
List of Other Included Managers:                NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

MERGE HEALTHCARE, INC.         COM              589499102     2762  4932822 SH       SOLE                  4932822
